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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:        62

Form 13F Information Table Value Total: $ 149,708
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     731     9,937	SH	SOLE				   9,937
AMERICAN CAMPUS COMMUNITIES	COM	024835100     681    15,512	SH	SOLE				  15,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,462    10,748	SH	SOLE				  10,748
BOSTON PROPERTIES INC		COM	101121101   2,034    18,386	SH	SOLE				  18,386
CAMDEN PROPERTY TRUST		COM	133131102     891    13,820	SH	SOLE				  13,820
CUBESMART			COM	229663109     371    28,800	SH	SOLE				  28,800
DIGITAL REALTY TRUST INC	COM	253868103   1,162    16,630	SH	SOLE				  16,630
EQUITY ONE INC			COM	294752100     472    22,400	SH	SOLE				  22,400
EQUITY RESIDENTIAL		COM	29476L107   1,356    23,578	SH	SOLE				  23,578
ESSEX PROPERTY TRUST INC	COM	297178105     778     5,246	SH	SOLE				   5,246
FEDERAL REALTY INVS TRUST	COM	313747206   1,163    11,043	SH	SOLE				  11,043
GLIMCHER REALTY TRUST		COM	379302102     893    84,531	SH	SOLE				  84,531
HCP INC				COM	40414L109   2,214    49,765	SH	SOLE				  49,765
HOST HOTELS & RESORTS INC	COM	44107P104   1,287    80,216	SH	SOLE				  80,216
KILROY REALTY CORP		COM	49427F108     836    18,678	SH	SOLE				  18,678
KIMCO REALTY CORP		COM	49446R109     979    48,286	SH	SOLE				  48,286
MACERICH CO/THE			COM	554382101   1,127    19,701	SH	SOLE				  19,701
PROLOGIS INC			COM	74340W103   1,921    54,834	SH	SOLE				  54,834
PUBLIC STORAGE			COM	74460D109   1,810    13,009	SH	SOLE				  13,009
SIMON PROPERTY GROUP INC	COM	828806109   4,620    30,435	SH	SOLE				  30,435
SL GREEN REALTY CORP		COM	78440X101   1,268    15,837	SH	SOLE				  15,837
STAG INDUSTRIAL INC		COM	85254J102     954    58,700	SH	SOLE				  58,700
STARWOOD HOTELS & RESORTS	COM	85590A401     976    16,842	SH	SOLE				  16,842
SUNSTONE HOTEL INVESTORS INC	COM	867892101     624    56,772	SH	SOLE				  56,772
TANGER FACTORY OUTLET CENTER	COM	875465106     925    28,611	SH	SOLE				  28,611
UDR INC				COM	902653104     380    15,300	SH	SOLE				  15,300
VENTAS INC			COM	92276F100   2,522    40,507	SH	SOLE				  40,507
VORNADO REALTY TRUST		COM	929042109   1,203    14,841	SH	SOLE				  14,841


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

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,149   15,634 	SH	OTHER	    1		  15,634   -
AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,587   58,946 	SH	OTHER	    2		  39,404   19,542
AVALONBAY COMMUNITIES INC	COM	053484101   5,457   40,122 	SH	OTHER	    2		  27,360   12,762
BOSTON PROPERTIES INC		COM	101121101   6,978   63,089 	SH	OTHER	    2		  45,361   17,728
CAMDEN PROPERTY TRUST		COM	133131102   3,695   57,288 	SH	OTHER	    2		  37,505   19,783
CUBESMART			COM	229663109   1,299  100,900 	SH	OTHER	    2		  71,300   29,600
DIGITAL REALTY TRUST INC	COM	253868103   4,477   64,089 	SH	OTHER	    2		  42,979   21,110
DOUGLAS EMMETT INC		COM	25960P109     290   12,556	SH	OTHER	    1		  12,556   -
EQUITY ONE INC			COM	294752100   1,859   88,276 	SH	OTHER	    2		  54,824   33,452
EQUITY RESIDENTIAL		COM	29476L107   2,540   44,151 	SH	OTHER	    1		  44,151   -
ESSEX PROPERTY TRUST INC	COM	297178105   2,974   20,067 	SH	OTHER	    2		  13,778    6,289
FEDERAL REALTY INVS TRUST	COM	313747206   3,731   35,433 	SH	OTHER	    2		  26,352    9,081
GLIMCHER REALTY TRUST		COM	379302102   2,962  280,239 	SH	OTHER	    2		 183,007   97,232
HCP INC				COM	40414L109   3,731   83,885 	SH	OTHER	    1		  83,885   -
HIGHWOODS PROPERTIES INC	COM	431284108     248    7,614 	SH	OTHER	    1		   7,614   -
HOST HOTELS & RESORTS INC	COM	44107P104   4,288  267,199 	SH	OTHER	    2		 192,094   75,105
KILROY REALTY CORP		COM	49427F108   3,183   71,063 	SH	OTHER	    2		  48,940   22,123
KIMCO REALTY CORP		COM	49446R109   1,532   75,563 	SH	OTHER	    1		  75,563   -
LASALLE HOTEL PROPERTIES	COM	517942108     237    8,870 	SH	OTHER	    1		   8,870   -
MACERICH CO/THE			COM	554382101   4,308   75,263 	SH	OTHER	    2		  50,997   24,266
MISSION WEST PROPERTIES		COM	605203108     432   49,687 	SH	OTHER	    2		  18,600   31,087
PROLOGIS INC			COM	74340W103   6,866  196,026 	SH	OTHER	    2		 136,810   59,216
PUBLIC STORAGE			COM	74460D109   6,105   43,863 	SH	OTHER	    2		  12,027   31,836
REGENCY CENTERS CORP		COM	758849103     209    4,282 	SH	OTHER	    1		   4,282   -
SIMON PROPERTY GROUP INC	COM	828806109  15,004   98,838 	SH	OTHER	    2		  70,275   28,563
SL GREEN REALTY CORP		COM	78440X101   4,744   59,250 	SH	OTHER	    2		  41,994   17,256
STAG INDUSTRIAL INC		COM	85254J102   3,549  218,250 	SH	OTHER	    2		 139,050   79,200
STARWOOD HOTELS & RESORTS	COM	85590A401   3,685   63,578 	SH	OTHER	    2		  41,336   22,242
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,806  164,150 	SH	OTHER	    2		 109,987   54,163
TANGER FACTORY OUTLET CENTER	COM	875465106   2,803   86,702 	SH	OTHER	    2		  63,652   23,050
TAUBMAN CENTERS INC		COM	876664103     436    5,676 	SH	OTHER	    1		   5,676   -
UDR INC				COM	902653104     697   28,100 	SH	OTHER	    1		  28,100   -
VENTAS INC			COM	92276F100   8,374  134,512 	SH	OTHER	    2		  96,560   37,952
VORNADO REALTY TRUST		COM	929042109   1,833   22,618 	SH	OTHER	    1		  22,618   -
